Note 13 - Employee Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 13 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank's employees was not available at December 31, 2013 because such information is not accumulated for each participating institution. As of June 30, 2013, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $257,000 which was expensed during 2013.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2013, 2012 and 2011 plan years were 89.51%, 95.77% and 80.39%, respectively. Market value of plan assets reflects any contribution received through June 30, 2013.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $196,473,000, $299,729,000 and $203,582,000 for the plan years ended June 30, 2012, 2011 and 2010, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2013		2012			2011
Date Paid	Amount	Date Paid	Amount		Date Paid	Amount
10/15/2013	$42	1/09/2012	$234	**
12/30/2013	215	10/12/2012	38
		12/31/2012	134		10/14/2011	$57
Total	$257		$406			$57

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $17,500 for 2013, $17,000 for 2012 and $16,500 for 2011. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $160,000, $158,000 and $159,000, in 2013, 2012 and 2011, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of the Employee Retirement Income Security Act of 1974, as amended (ERISA) and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $525,000 in 2013, $527,000 in 2012 and $525,000 in 2011.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASU 718, Employers' Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $172,000, $68,000 and $58,000, respectively, for 2013, 2012 and 2011.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2013	2012	2011
Shares allocated to participants beginning of the year	350,539	339,991	335,453
Shares allocated to participants	24,317	24,378	24,317
Shares purchased	9	2,353	42
Shares distributed to participants	(26,978)	(16,183)	(19,821)
Shares allocated to participants end of year	347,887	350,539	339,991

Unreleased shares beginning of the year	377,074	401,452	425,769
Shares released during year	(24,317)	(24,378)	(24,317)
Unreleased shares end of year	352,757	377,074	401,452
Total ESOP shares end of year	700,644	727,613	741,443
Fair value of unreleased shares at December 31	$3,728,641	1,308,447	778,817

In March 2001, the Company adopted the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan). In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2013, there were 45,540 vested options under the 2001 Plan that remained unexercised. These options expire 10 years from the date of grant and have an average exercise price of $28.21. As of December 31, 2013, all shares of restricted stock granted under the 2001 Plan have vested.

In April 2009, the Company adopted the 2009 Plan. The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company will aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and will align their interests with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issuance under the 2009 Plan. As of December 31, 2013, there were 12,000 vested and 3,000 unvested options under the 2009 Plan that remain unexercised. These options expire 10 years from the date of grant and have an average exercise price of $4.77.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period (years)
2001 Plan
December 31, 2010	0	5,441	139,450	$20.07	93,808	$1.43
Vested	0	(5,441)	0	0	(21,292)	1.43
December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43
December 31, 2012	0	0	45,540	28.21	0	0
December 31, 2013	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41
December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(50,075)	0	0	(3,000)	4.41
December 31, 2012	121,965	148,333	15,000	4.77	6,000	4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A			3
Forfeited	5,400	(4,500)	0
Cancelled	31,219		0
Vested		(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Total all plans	121,053	101,806	60,540	$22.40	3,000	$4.41

Due to the Bank’s participation in the Treasury’s Capital Purchase Program (CPP) (see discussion elsewhere in this report), a portion of the vested restricted stock awards granted to certain executives during the period that Treasury held the preferred shares remain subject to transfer restrictions if, and so long as, the Treasury does not receive repayment of all of the financial assistance provided under the CPP.  In accordance with Treasury policy, any such shares that would remain nontransferable indefinitely were to be cancelled.  Following the sale by Treasury of the preferred shares to third party investors, approximately 82% of the CPP financial assistance to the Bank had been repaid, meaning that 25% of the shares subject to these restricted stock awards that had vested in 2011, 2012 and 2013 remained nontransferable and subject to possible cancellation.  Based on an assessment at the time that these shares were likely to remain restricted indefinitely, they were cancelled during the first half of 2013 and returned to the Bank as treasury stock, and the number of shares cancelled were added back to the total shares available for future equity awards under the 2009 Plan. In light of the Company’s stock price performance since these cancellations occurred, the value that Treasury may be able to realize from the warrant to acquire Company common stock it continues to hold as a result of the CPP may be sufficient to enable all of the CPP financial assistance to the Bank to be repaid, which would eliminate ongoing transfer restrictions on the restricted stock awards that vest in the future and the obligation to cancel any such vested shares.

The following table summarizes information about stock options outstanding at December 31, 2013:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	0.2	15,540	0	$0	N/A
26.98	15,000	0.6	15,000	0	0	N/A
30.00	15,000	1.4	15,000	0	0	N/A
4.77	15,000	5.4	12,000	3,000	914	0.4
	60,540		57,540	3,000	$914

The Company will issue shares from treasury stock upon the exercise of outstanding options.

Prior to January 1, 2006, the Company used the intrinsic value method as described in APB Opinion No. 25 and related interpretations to account for its stock incentive plans. Accordingly, there were no charges or credits to expense with respect to the granting or exercise of options since the options were issued at fair value on the respective grant dates. On January 1, 2006, the Company adopted ASC 718, which replaced FAS No. 123 and supersedes APB Opinion No. 25. In accordance with this standard, the Company recognized compensation expense in 2013, 2012 and 2011 relating to stock options over the vesting period. The amount of the expense was determined under the fair value method.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2013, 2012 or 2011.